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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21043


                   	Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                         Pioneer High Income Trust
                         SCHEDULE OF INVESTMENTS 6/30/10 (unaudited)
     Principal
     Amount
     USD ($)                                                          Value ($)

                         ASSET BACKED SECURITIES - 2.5% of Net Assets
                         Transportation - 0.1%
                         Airlines - 0.1%
     248,016             Continental Airlines, Inc., Series B, 8.499   246,775
                         Total Transportation                          246,775

                         Banks - 1.0%
                         Thrifts & Mortgage Finance - 1.0%
     547,736      (a)    ACE Securities Corp., 0.797%, 4/25/35         528,197
     531,442      (a)    ACE Securities Corp., 1.247%, 12/25/34        388,903
     385,936      (a)    Amortizing Residential Collateral Trust, 1.   197,586
     1,045,364    (a)    Aviation Capital Group Trust, 1.33%, 11/15/   574,950
     280,000      (a)    Bear Stearns Asset Backed Securities Trust,   110,203
     205,228      (a)    FBR Securitization Trust, 0.697%, 10/25/35    125,806
     965,000      (a)    Home Equity Asset Trust, 0.457%, 3/25/37      763,589
     570,436      (a)    Morgan Stanley Capital, Inc., 0.457%, 2/25/   522,288
     408,268      (a)    Residential Asset Securities Corp., 0.577%,   358,592
                         Total Banks                                  3,570,114

                         Diversified Financials - 0.4%
                         Other Diversified Financial Services - 0.2%
     1,953,668    (a)    Aircraft Finance Trust, 0.83%, 5/15/24 (144   820,541
     194,908      (a)    Aircraft Finance Trust, 0.85%, 5/15/24 (144   140,334
                                                                       960,875
                         Specialized Finance - 0.2%
     850,000             Dominos Pizza Master Issuer LLC, 5.261%, 4/   785,366
                         Total Diversified Financials                 1,746,241

                         Utilities - 1.0%
                         Multi-Utilities - 1.0%
     3,738,605           Ormat Funding Corp., 8.25%, 12/30/20         3,551,675
                         Total Utilities                              3,551,675
                         TOTAL ASSET BACKED SECURITIES
                         (Cost $8,799,059)                            9,114,805

                         COLLATERALIZED MORTAGE BACKED SECURITIES - 1.5% of Net
Assets
                         Consumer Services - 0.4%
                         Restaurants - 0.4%
     300,000             DB Master Finance LLC, 5.779%, 6/20/31 (144   292,302
     1,245,000           DB Master Finance LLC, 8.285%, 6/20/31 (144  1,139,797
                         Total Consumer Services                      1,432,099

                         Banks - 1.1%
                         Thrifts & Mortgage Finance - 1.1%
     835,000      (a)    Carrington Mortgage Loan Trust, 0.447%, 10/   644,805
     522,709      (a)    Carrington Mortgage Loan Trust, 0.467%, 2/2   476,855
     1,504,000    (a)    Carrington Mortgage Loan Trust, 0.547%, 2/2   786,774
     385,991      (a)    Countrywide Alternative Loan Trust, 0.677%,   210,357
     450,250      (a)    Countrywide Alternative Loan Trust, 0.697%,   255,734
     279,965      (a)    Countrywide Home Loan Mortgage Pass Through   89,216
     427,414      (a)    JPMorgan Mortgage Trust, 4.93%, 11/25/35      406,847
     1,392,723    (a)    Luminent Mortgage Trust, 0.607%, 7/25/36      119,173
     377,711      (a)    Structured Asset Mortgage Investments, Inc.   219,233
     861,074      (a)    WaMu Mortgage Pass Through Certificates, 0.   665,530
                         Total Banks                                  3,874,524
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                         (Cost $6,673,825)                            5,306,623

                         CORPORATE BONDS & NOTES - 113.7% of Net Assets
                         Energy - 14.2%
                         Coal & Consumable Fuels - 1.0%
     1,350,000    (o)    Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (14  1,370,250
     2,329,000           Drummond Co., Inc., 9.0%, 10/15/14 (144A)    2,340,645
                                                                      3,710,895
                         Oil & Gas Drilling - 1.4%
     2,982,936           DDI Holding AS, 9.3%, 1/19/12 (144A)         2,774,130
     500,000      (o)    Hercules Offshore, Inc., 10.5%, 10/15/17 (1   443,750
     1,900,000           Pioneer Drilling Co., 9.875%, 3/15/18 (144A  1,862,000
                                                                      5,079,880
                         Oil & Gas Equipment & Services - 2.4%
     3,000,000           Aquilex Holdings LLC/Aquilex Finance Corp.,  3,000,000
     600,000      (a)(b) DP Producer AS, 0.0%, 12/5/11 (144A)           6,000
     1,515,000           Expro Finance Luxembourg SCA, 8.5%, 12/15/1  1,446,825
     238,581      (b)    Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)        2,386
NOK  4,600,000    (b)(c) Petrojack AS, 11.0%, 4/19/10                  77,808
     385,386      (a)(b) PetroProd, Ltd., 0.0%, 1/12/12 (144A)           385
     400,000      (a)    Sevan Marine ASA, 3.619%, 5/14/13 (144A)      320,000
     2,500,000           Sevan Marine ASA, 9.25%, 12/20/11 (144A)     2,425,000
     1,806,000           Skeie Drilling & Production ASA, 11.25%, 3/  1,191,960
                                                                      8,470,364
                         Oil & Gas Exploration & Production - 6.4%
     775,000             Berry Petroleum Co., 10.25%, 6/1/14           833,125
     390,000             Denbury Resources, Inc., 9.75%, 3/1/16        421,200
     1,750,000           Hilcorp Energy I LP,  9.0%, 6/1/16 (144A)    1,793,750
     1,045,000           Linn Energy LLC, 11.75%, 5/15/17             1,186,075
     2,020,000           Mariner Energy, Inc., 11.75%, 6/30/16        2,514,900
     2,500,000           Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A  2,375,000
NOK  3,000,000           Norse Energy Corp. ASA, 10.0%, 7/13/10        447,475
NOK  5,000,000           Norwegian Energy Co. AS, 12.9%, 11/20/14      768,858
     945,000             PetroHawk Energy Corp., 9.125%, 7/15/13       985,163
     5,300,000           PetroQuest Energy, Inc., 10.375%, 5/15/12    5,366,250
     3,660,000           Quicksilver Resources, Inc., 7.125%, 4/1/16  3,376,350
     1,497,000           Rosetta Resources, Inc, 9.5%, 4/15/18 (144A  1,489,515
     1,250,000    (d)    SandRidge Energy, Inc., 8.625%, 4/1/15       1,209,375
                                                                     22,767,036
                         Oil & Gas Refining & Marketing - 1.1%
     1,000,000           Coffeyville Resources LLC, 10.875%, 4/1/17    975,000
     175,000      (o)    Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A   142,625
     2,215,000           Tesoro Corp., 9.75%, 6/1/19                  2,298,063
                                                                      3,415,688
                         Oil & Gas Storage & Transportation - 1.9%
     4,500,000           American Petroleum Tankers LLC/AP Tankers C  4,511,250
     350,000      (a)    Enterprise Products Operating LLC, 8.375%,    349,562
     2,394,000    (a)    Southern Union Co., 7.2%, 11/1/66            2,121,683
                                                                      6,982,495
                         Total Energy                                50,426,358

                         Materials - 17.3%
                         Aluminum - 0.2%
     1,200,000    (b)    Asia Aluminum Holdings, Ltd., 8.0%, 12/23/1   180,000
     773,279      (a)(d) Noranda Aluminum Acquisition Corp., 5.373%,   591,558
                                                                       771,558
                         Commodity Chemicals - 2.2%
     3,250,000           Basell Finance Co., 8.1%, 3/15/27 (144A)     2,827,500
     480,000             Invista, 9.25%, 5/1/12 (144A)                 487,200
     4,500,000           Methanex Corp., 8.75%, 8/15/12               4,657,500
                                                                      7,972,200
                         Diversified Chemicals - 0.7%
EURO 350,000             Ineos Group Holdings Plc, 7.875%, 2/15/16 (   311,891
     2,625,000    (o)    Ineos Group Holdings Plc, 8.5%, 2/15/16 (14  2,047,500
                                                                      2,359,391
                         Diversified Metals & Mining - 2.5%
     1,288,533    (d)    Blaze Recycling & Metals LLC, 13.0%, 7/16/1  1,053,376
     2,890,000           FMG Finance Pty., Ltd., 10.625%, 9/1/16 (14  3,179,000
     4,070,000           Teck Resources, Ltd., 10.25%, 5/15/16        4,802,600
                                                                      9,034,976
                         Materials - 1.4%
     5,690,000           AGY Holding Corp., 11.0%, 11/15/14           4,836,500

                         Metal & Glass Containers - 1.1%
     2,500,000           AEP Industries, Inc., 7.875%, 3/15/13        2,462,500
     1,450,000    (o)    BWAY Holding Co., 10.0%, 6/15/18 (144A)      1,511,625
                                                                      3,974,125
                         Paper Packaging - 5.2%
     2,000,000           Berry Plastics Corp., 9.5%, 5/15/18 (144A)   1,830,000
     2,225,838    (e)    Corporacion Durango SAB de CV, 6.0%, 8/27/1  1,691,637
     4,607,000           Exopack Holding Corp., 11.25%, 2/1/14        4,664,587
     2,795,000           Graham Packaging Co., 9.875%, 10/15/14       2,857,887
     5,540,000    (o)    Graphic Packaging International, Inc., 9.5%  5,636,950
     2,250,000           U.S. Corrugated, Inc., 10.0%, 6/1/13         1,912,500
                                                                     18,593,561
                         Paper Products - 0.9%
     2,000,000           Appleton Papers, Inc., 10.5%, 6/15/15 (144A  1,890,000
     645,000             Cellu Tissue Holdings, Inc., 11.5%, 6/1/14    696,600
     405,000             Clearwater Paper Corp., 10.625%, 6/15/16      446,006
                                                                      3,032,606
                         Specialty Chemicals - 0.8%
     3,000,000    (o)    Hexion U.S. Finance Corp., 9.75%, 11/15/14   2,835,000

                         Steel - 2.3%
     4,660,000           Algoma Acquisition Corp., 9.875%, 6/15/15 (  3,961,000
     2,400,000           CSN Islands VIII Corp., 9.75%, 12/16/13 (14  2,796,000
     1,250,000           Severstal Columbus LLC, 10.25%, 2/15/18 (14  1,281,250
                                                                      8,038,250
                         Total Materials                             61,448,167

                         Capital Goods - 8.8%
                         Aerospace & Defense - 2.3%
     3,600,000           Aeroflex, Inc., 11.75%, 2/15/15              3,852,000
     1,465,000           BE Aerospace, Inc., 8.5%, 7/1/18             1,538,250
     620,000             Bombardier, Inc., 8.0%, 11/15/14 (144A)       643,250
     570,000             DigitalGlobe, Inc., 10.5%, 5/1/14             612,750
     1,079,000           DynCorp International, Inc., 10.375%, 7/1/1  1,081,697
     295,000             GeoEye, Inc., 9.625%, 10/1/15 (144A)          300,900
                                                                      8,028,847
                         Building Products - 0.3%
     1,935,000    (b)    Industrias Unidas SA de CV, 11.5%, 11/15/16  1,088,438

                         Construction & Farm Machinery & Heavy Trucks - 1.2%
     570,000             American Railcar Industries, Inc., 7.5%, 3/   552,900
     3,250,000           Commercial Vehicle Group, Inc., 8.0%, 7/1/1  2,746,250
     774,000      (o)    Manitowoc Co., Inc., 9.5%, 2/15/18            774,000
     275,000             Titan International, Inc., 8.0%, 1/15/12      286,000
                                                                      4,359,150
                         Electrical Components & Equipment - 0.5%
     2,000,000           WireCo WorldGroup, Inc., 9.5%, 5/15/17 (144  1,950,000

                         Industrial Conglomerates - 1.0%
     3,180,000    (b)    Indalex Holding Corp., 11.5%, 2/1/14          45,713
     3,889,000           Park-Ohio Industries, Inc., 8.375%, 11/15/1  3,597,325
                                                                      3,643,038
                         Industrial Machinery - 1.9%
     2,440,000           Industrias Metalurgicas Pescarmona SA, 11.2  2,269,200
     5,170,000           Mueller Water Products, Inc., 7.375%, 6/1/1  4,536,675
                                                                      6,805,875
                         Trading Companies & Distributors - 1.6%
     500,000             Avis Budget Car Rental LLC/Avis Budget Fina   505,000
     1,790,000           Intcomex, Inc., 13.25%, 12/15/14 (144A)      1,828,038
     3,370,000           Wesco Distribution, Inc., 7.5%, 10/15/17     3,235,200
                                                                      5,568,238
                         Total Capital Goods                         31,443,586

                         Commercial & Professional Services - 6.9%
                         Commercial Printing - 0.7%
     2,560,000           Sheridan Acquisition Corp., 10.25%, 8/15/11  2,531,200

                         Diversified Support Services - 1.0%
     4,450        (f)    MSX International UK, 12.5%, 4/1/12 (144A)   3,649,000

                         Environmental & Facilities Services - 1.8%
     2,180,000    (b)    Aleris International, Inc., 10.0%, 12/15/16   19,075
     315,000             Casella Waste Systems, Inc., 11.0%, 7/15/14   340,200
     1,275,000    (a)(b)(Ohio Air Quality Development Authority Reve   133,492
     5,800,000    (o)    Waste Services, Inc., 9.5%, 4/15/14          5,945,000
                                                                      6,437,767
                         Office Services & Supplies - 3.4%
     11,830,000          Xerox Capital Trust I, 8.0%, 2/1/27         11,893,681
                         Total Commercial & Professional Services    24,511,648

                         Transportation - 2.2%
                         Air Freight & Logistics - 1.3%
EURO 272,000             CEVA Group Plc, 10.0%, 12/1/16 (144A)         271,537
     3,351,000           CEVA Group Plc, 11.5%, 4/1/18 (144A)         3,464,099
     720,000             CEVA Group Plc, 11.625%, 10/1/16 (144A)       743,400
                                                                      4,479,036
                         Airlines - 0.9%
     965,000             Delta Airlines, Inc., 9.5%, 9/15/14 (144A)   1,013,250
     2,090,000           Delta Airlines, Inc., 12.25%, 3/15/15 (144A  2,231,075
                                                                      3,244,325
                         Railroads - 0.0%
     153,000      (o)    Kansas City Southern de Mexico, 9.375%, 5/1   156,825
                         Total Transportation                         7,880,186

                         Automobiles & Components - 4.3%
                         Auto Parts & Equipment - 3.9%
     1,250,000    (o)    Allison Transmission, Inc., 11.0%, 11/1/15   1,309,375
     2,761,300    (d)(o) Allison Transmission, Inc., 11.25%, 11/1/15  2,892,462
     4,760,000           Stanadyne Corp., 10.0%, 8/15/14              4,331,600
     1,500,000    (e)    Stanadyne Corp., 12.0%, 2/15/15              1,110,000
     4,235,000    (o)    Tenneco Automotive, Inc., 8.625%, 11/15/14   4,272,056
                                                                     13,915,493
                         Tires & Rubber - 0.4%
     1,165,000           Goodyear Tire & Rubber Co., 10.5%, 5/15/16   1,266,938
                         Total Automobiles & Components              15,182,431

                         Consumer Durables & Apparel - 2.7%
                         Homebuilding - 0.8%
     3,060,000           Meritage Homes Corp., 6.25%, 3/15/15         2,891,700

                         Housewares & Specialities - 1.9%
     1,435,000           Jarden Corp., 7.5%, 5/1/17                   1,406,300
     3,690,000    (o)    Yankee Acquisition Corp., 8.5%, 2/15/15      3,731,513
     1,500,000    (o)    Yankee Acquisition Corp., 9.75%, 2/15/17     1,526,250
                                                                      6,664,063
                         Total Consumer Durables & Apparel            9,555,763

                         Consumer Services - 2.2%
                         Casinos & Gaming - 1.7%
     1,650,000    (b)    Buffalo Thunder Development Authority, 9.37   297,000
     975,000             FireKeepers Development Authority, 13.875%,  1,126,125
     4,500,000    (b)    Little Traverse Bay Bands of Odawa Indians,  1,530,000
     1,375,000    (b)    Mashantucket Western Pequot Tribe, 8.5%, 11   209,688
     401,000             Pinnacle Entertainment, Inc, 8.75%, 5/15/20   371,426
     1,585,000           Pokagon Gaming Authority, 10.375%, 6/15/14   1,640,475
     275,000             Scientific Games International, Inc., 9.25%   281,188
     740,000             Shingle Springs Tribal Gaming Authority, 9.   586,450
                                                                      6,042,352
                         Specialized Consumer Services - 0.5%
     1,750,000           StoneMor Operating LLC/Cornerstone Family S  1,776,250
                         Total Consumer Services                      7,818,602

                         Media - 9.5%
                         Advertising - 2.4%
     2,690,000           MDC Partners, Inc., 11.0%, 11/1/16 (144A)    2,864,850
     2,600,000           Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/1  2,405,000
     3,195,000    (e)    Visant Holding Corp., 10.25%, 12/1/13        3,262,894
                                                                      8,532,744
                         Broadcasting - 5.4%
     1,096,054           CCH II LLC/CCH II Capital Corp., 13.5%, 11/  1,276,903
     970,000             Hughes Network Systems LLC, 9.5%, 4/15/14     982,125
     4,320,000           Hughes Network Systems LLC, 9.5%, 4/15/14    4,374,000
     3,320,312    (d)    Intelsat Bermuda, Ltd., 11.5%, 2/4/17        3,312,011
     2,500,000           Intelsat Corp., 9.25%, 6/15/16               2,625,000
     1,000,000           Intelsat Subsidiary Holding Co., Ltd., 8.5%  1,007,500
     535,000             Telesat Canada, 11.0%, 11/1/15                577,800
     800,000             Telesat Canada, 12.5%, 11/1/17                896,000
     5,112,294    (d)(o) Univision Communications, Inc., 9.75%, 3/15  4,268,765
                                                                     19,320,104
                         Cable  & Satelite - 1.3%
EURO 3,750,000           Kabel Deutschland GMBH, 10.75%, 7/1/14       4,765,645

                         Publishing - 0.4%
     1,400,000           TL Acquisitions, Inc., 10.5%, 1/15/15 (144A  1,302,000
                         Total Media                                 33,920,493

                         Retailing - 3.1%
                         Automotive Retailing - 0.3%
     939,000             Sonic Automotive, Inc., 8.625%, 8/15/13       953,085

                         Distributors - 0.1%
     475,000             Minerva Overseas II, Ltd., 10.875%, 11/15/1   472,625

                         Internet Retailing - 1.3%
     4,340,000           Ticketmaster Entertainment, Inc., 10.75%, 8  4,676,350

                         Specialty Stores - 1.4%
     4,615,000    (o)    Sally Holdings LLC, 10.5%, 11/15/16          4,938,050
                         Total Retailing                             11,040,110

                         Food, Beverage & Tobacco - 5.8%
                         Agricultural Products - 1.5%
     5,622,000           Southern States Cooperative, Inc., 11.25%,   5,397,120

                         Brewers - 1.9%
     5,885,000    (o)    Cia Brasileira de Bebida, 10.5%, 12/15/11    6,635,337

                         Packaged Foods & Meats - 1.4%
     775,000             Bertin, Ltd., 10.25%, 10/5/16 (144A)          821,500
     1,500,000           FAGE Dairy Industry SA/FAGE USA Dairy Indus  1,297,902
     500,000             Marfrig Overseas, Ltd., 9.625%, 11/16/16 (1   497,500
     2,410,000           Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)  2,337,700
                                                                      4,954,602
                         Tobacco - 1.0%
     3,450,000           Alliance One International, Inc., 10.0%, 7/  3,510,375
                         Total Food, Beverage & Tobacco              20,497,434

                         Household & Personal Products - 0.3%
                         Personal Products - 0.3%
     1,050,000           Revlon Consumer Products Corp., 9.75%, 11/1  1,076,250
                         Total Household & Personal Products          1,076,250

                         Health Care Equipment & Services - 6.3%
                         Health Care Equipment & Services - 0.8%
     2,875,000           Accellent, Inc., 10.5%, 12/1/13              2,831,875

                         Health Care Facilities - 1.2%
     535,000             HCA, Inc., 6.25%, 2/15/13                     525,638
     3,308,147    (d)    HCA, Inc., 9.625%, 11/15/16                  3,539,717
     110,000             HCA, Inc., 9.875%, 2/15/17                    118,250
                                                                      4,183,605
                         Health Care Services - 1.4%
     1,287,000           BioScrip, Inc., 10.25%, 10/1/15 (144A)       1,274,130
     3,725,000           Surgical Care Affiliates, Inc., 10.0%, 7/15  3,678,438
                                                                      4,952,568
                         Health Care Supplies - 1.7%
     1,000,000           Bausch & Lomb, Inc., 9.875%, 11/1/15         1,027,500
     4,085,000    (d)    Biomet, Inc., 10.375%, 10/15/17              4,370,950
     615,000             Inverness Medical Innovations, Inc., 9.0%,    616,538
                                                                      6,014,988
                         Managed Health Care - 1.2%
     4,400,000           Multiplan, Inc., 10.375%, 4/15/16 (144A)     4,510,000
                         Total Health Care Equipment & Services      22,493,036

                         Pharmaceuticals & Biotechnology & Life Sciences - 2.3%
                         Biotechnology - 0.5%
     1,729,000           Lantheus Medical Imaging, Inc., 9.75%, 5/15  1,711,710

                         Life Sciences Tools & Services - 0.6%
     961,893      (d)    Catalent Pharma Solutions, Inc., 9.5%, 4/15   916,203
     1,344,000           PharmaNet Development Group, Inc., 10.875%,  1,310,400
                                                                      2,226,603
                         Pharmaceuticals - 1.2%
     1,050,000           Phibro Animal Health Corp., 10.0%, 8/1/13 (  1,102,500
     3,070,000           Phibro Animal Health Corp., 13.0%, 8/1/14 (  3,269,550
                                                                      4,372,050
                         Total Pharmaceuticals & Biotechnology & Lif  8,310,363

                         Banks - 1.4%
                         Diversified Banks - 0.3%
     1,265,000    (a)(h) ABN Amro Holding Capital Trust, 6.523% (144   999,350
     400,000      (a)    Banco Macro SA, 10.75%, 6/7/12                272,000
                                                                      1,271,350
                         Regional Banks - 1.1%
     1,225,000    (a)(h) PNC Financial Services Group, Inc., 8.25%    1,257,492
     1,790,000    (a)(h) State Street Capital Trust III, 8.25%        1,792,506
     750,000      (a)(h) Wells Fargo Capital XV, 9.75%                 802,500
                                                                      3,852,498
                         Total Banks                                  5,123,848

                         Diversified Financials - 3.7%
                         Asset Management & Custody Banks - 0.4%
     575,000      (a)    Janus Capital Group, Inc., 6.5%, 6/15/12      593,437
     975,000      (a)    Janus Capital Group, Inc., 6.95%, 6/15/17     978,771
                                                                      1,572,208

                         Investment Banking & Brokerage - 0.5%
     2,325,000    (a)(h) Goldman Sachs Capital II, 5.793%             1,755,375


                         Specialized Finance - 2.7%
     500,000             Capital One Capital V, 10.25%, 8/15/39        527,500
     695,000             National Money Mart Co., 10.375%, 12/15/16    705,425
     9,000,000           NCO Group, Inc., 11.875%, 11/15/14           8,550,000
                                                                      9,782,925
                         Total Diversified Financials                13,110,508

                         Insurance - 6.8%
                         Insurance Brokers - 3.1%
     3,305,000           Alliant Holdings I, Inc., 11.0%, 5/1/15 (14  3,329,787
     100,000             HUB International Holdings, Inc., 9.0%, 12/   94,750
     4,455,000           HUB International Holdings, Inc., 10.25%, 6  4,087,463
     2,286,000    (a)    U.S.I. Holdings Corp., 4.311%, 11/15/14 (14  1,868,805
     1,610,000           U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A  1,477,175
                                                                     10,857,980
                         Multi-Line Insurance - 1.3%
     3,075,000    (a)    Liberty Mutual Group, Inc., 10.75%, 6/15/58  3,321,000
     1,100,000           MetLife, Inc., 10.75%, 8/1/39                1,307,383
                                                                      4,628,383
                         Property & Casualty Insurance - 1.5%
     5,300,000           Allmerica Financial Corp., 7.625%, 10/15/25  5,454,665

                         Reinsurance - 0.9%
EURO 275,000      (a)    Atlas Reinsurance Plc, 10.885%, 1/10/11 (14   339,375
     375,000      (a)    Blue Fin, Ltd., 4.695% 4/10/12 (144A)         350,512
     250,000      (a)    Ibis Re, Ltd., 10.787%, 5/10/12 (144A)        258,425
     300,000      (a)    Montana Re, Ltd., 13.788%, 12/7/12 (144A)     283,230
     250,000      (a)    Mystic Re II, Ltd., 10.538%, 6/7/11 (144A)    242,175
     650,000      (a)    Residential Reinsurance 2008, Ltd., 7.288%,   630,565
     850,000      (a)    Residential Reinsurance 2008, Ltd., 12.038%   825,350
     250,000             Successor X, Ltd., 0.0%, 12/9/10 (144A)       232,625
                                                                      3,162,257
                         Total Insurance                             24,103,285

                         Real Estate - 1.3%
                         Real Estate Operating Companies - 1.3%
     147,349      (a)    Alto Palermo SA, 11.0%, 6/11/12 (144A)        66,307
     5,000,000           Forest City Enterprises, Inc., 7.625%, 6/1/  4,612,500
                         Total Real Estate                            4,678,807

                         Software & Services - 4.0%
                         Application Software - 0.5%
     1,870,000            Vangent, Inc., 9.625%, 2/15/15              1,788,188

                         Data Processing & Outsourced Services - 1.1%
     4,965,000           First Data Corp., 9.875%, 9/24/15            3,773,400

                         Internet Software & Services - 0.9%
     2,892,000           Terremark Worldwide, Inc., 12.0%, 6/15/17    3,253,500

                         IT Consulting & Other Services - 0.8%
     2,845,000           Activant Solutions, Inc., 9.5%, 5/1/16       2,702,750

                         Systems Software - 0.7%
     3,545,335    (d)(g) Pegasus Solutions, Inc., 13.0%, 4/15/14 (14  2,659,001
                         Total Software & Services                   14,176,839

                         Technology Hardware & Equipment - 0.6%
                         Computer Storage & Peripherals - 0.2%
     600,000             Seagate Technology International, 10.0%, 5/   684,000

                         Electronic Equipment & Instruments - 0.4%
     1,550,000           Da-Lite Screen Co, Inc., 12.5%, 4/1/15 (144  1,548,062
                         Total Technology Hardware & Equipment        2,232,062

                         Telecommunication Services - 8.0%
                         Alternative Carriers - 0.6%
     2,210,000           Global Crossings, Ltd., 12.0%, 9/15/15 (144  2,342,600

                         Integrated Telecommunication Services - 3.5%
     4,295,000           Broadview Networks Holdings, Inc., 11.375%,  4,166,150
     539,000             Cincinnati Bell, Inc., 8.75%, 3/15/18         493,185
     3,000,000           GCI, Inc., 7.25%, 2/15/14                    2,996,250
     1,000,000    (o)    PAETEC Holding Corp., 8.875%, 6/30/17        1,000,000
     3,865,000    (o)    PAETEC Holding Corp., 9.5%, 7/15/15          3,758,713
                                                                     12,414,298
                         Wireless Telecommunication Services - 3.9%
     1,100,000           Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)  1,078,000
     6,400,000    (o)    Cricket Communications, Inc., 9.375%, 11/1/  6,496,000
     2,500,000           Intelsat Jackson Holdings, Ltd., 11.5%, 6/1  2,650,000
     540,000             MetroPCS Wireless, Inc., 9.25%, 11/1/14       556,200
     3,020,000           True Move Co., Ltd., 10.75%, 12/16/13 (144A  2,967,150
                                                                     13,747,350
                         Total Telecommunication Services            28,504,248

                         Utilities - 2.1%
                         Electric Utilities - 0.8%
     885,000      (o)    Energy Future Holdings Corp., 10.0%, 1/15/2   880,575
     3,095,000    (o)    Texas Competitive Electric Holdings Co. LLC  2,042,700
                                                                      2,923,275
                         Independent Power Producers & Energy Traders - 1.0%
     1,800,000           Intergen NV, 9.0%, 6/30/17 (144A)            1,791,000
     1,500,000           Star Energy Geothermal (Wayang Windu), Ltd.  1,557,055
                                                                      3,348,055
                         Multi - Utilities - 0.3%
     1,000,000           PNM Resources, Inc., 9.25%, 5/15/15          1,063,750
                         Total Utilities                              7,335,080
                         TOTAL CORPORATE BONDS & NOTES
                         (Cost $397,054,983)                         404,869,104

                         CONVERTIBLE BONDS & NOTES - 7.6% of Net Assets
                         Energy - 2.0%
                         Coal & Consumable Fuels - 0.5%
     1,905,000           Massey Energy Co., 3.25%, 8/1/15             1,583,531

                         Oil & Gas Drilling - 1.2%
     2,265,000    (e)(o) Hercules Offshore, Inc., 3.375%, 6/1/38      1,528,875
     1,600,000           Transocean, Ltd., 1.5%, 12/15/37             1,420,000
     1,175,000    (o)    Transocean, Ltd., 1.625%, 12/15/37           1,138,281
                                                                      4,087,156
                         Oil & Gas Exploration & Production - 0.3%
     225,000             Carrizo Oil & Gas, Inc., 4.375%, 6/1/28       193,500
     1,340,000           Chesapeake Energy Corp., 2.5%, 5/15/37       1,043,525
                                                                      1,237,025
                         Total Energy                                 6,907,712

                         Materials - 0.8%
                         Diversified Chemicals - 0.8%
     4,000        (f)    Hercules, Inc., 6.5%, 6/30/29                2,800,000
                         Total Materials                              2,800,000

                         Capital Goods - 0.4%
                         Electrical Components & Equipment - 0.4%
     500,000             JA Solar Holdings Co., Ltd., 4.5%, 5/15/13    430,000
     1,340,000           Suntech Power Holdings Co., Ltd., 3.0%, 3/1  1,006,675
                         Total Capital Goods                          1,436,675

                         Transportation - 0.8%
                         Marine - 0.8%
     3,330,000           Horizon Lines, Inc., 4.25%, 8/15/12          2,747,250
                         Total Transportation                         2,747,250

                         Media - 0.4%
                         Movies & Entertainment - 0.4%
     1,832,000           Live Nation, Inc., 2.875%, 7/15/27           1,522,850
                         Total Media                                  1,522,850

                         Health Care Equipment & Services - 1.7%
                         Health Care Equipment & Services - 0.7%
     2,837,000    (e)    Hologic, Inc., 2.0%, 12/15/37                2,414,996

                         Health Care Facilities - 0.7%
     1,985,000           LifePoint Hospitals, Inc., 3.25%, 8/15/25    1,858,456
     780,000             LifePoint Hospitals, Inc., 3.5%, 5/15/14      720,525
                                                                      2,578,981
                         Health Care Services - 0.3%
     1,210,000           Omnicare, Inc., 3.25%, 12/15/35              1,001,275
                         Total Health Care Equipment & Services       5,995,252

                         Technology Hardware & Equipment - 0.6%
                         Communications Equipment - 0.2%
     1,080,000    (b)    Nortel Networks Corp., 2.125%, 4/15/14        839,700

                         Electronic Equipment &  Instruments - 0.4%
     1,514,000           L-1 Identity Solutions, Inc., 3.75%, 5/15/2  1,417,483
                         Total Technology Hardware & Equipment        2,257,183

                         Telecommunication Services - 0.9%
                         Alternative Carriers - 0.9%
     3,025,000           Time Warner Telecom, Inc., 2.375%, 4/1/26    3,274,563
                         Total Telecommunication Services             3,274,563
                         TOTAL CONVERTIBLE BONDS & NOTES             26,941,485
                         (Cost $21,765,505)

                         MUNICIPAL BONDS - 5.9% of Net Assets
                         Indiana  - 1.7%
     1,650,000           East Chicago Industrial Pollution Control R  1,589,495
     4,250,000           Indiana Development Finance Authority Reven  4,330,665
                                                                      5,920,160
                         Michigan - 0.0%
     3,000,000    (g)(i) Wayne Charter Escrow 0.0%, 12/1/15               0

                         New Jersey - 1.2%
     4,525,000           New Jersey Economic Development Authority R  4,479,976

                         New York - 1.0%
     3,475,000           New York City Industrial Development Agency  3,469,857

                         North Carolina  - 2.0%
     6,300,000           Charlotte Special Facilities Refunding Reve  5,119,317
     2,000,000           Charlotte Special Facilities Refunding Reve  2,001,240
                                                                      7,120,557
                         TOTAL MUNICIPAL BONDS
                         (Cost $16,759,297)                          20,990,550

                         MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.7% of Net
Assets
     3,300,000    (a)(j) Non-Profit Preferred Funding Trust I, 12.0%  2,446,587
                         TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                         (Cost $3,293,400)                            2,446,587

                         SOVEREIGN DEBT OBLIGATIONS - 1.0% of Net Assets
                         Argentina - 0.3%
     1,200,000           City of Buenos Aires, 12.5%, 4/6/15 (144A)   1,215,000

                         Russia - 0.7%
     2,134,400    (e)    Russia Government International Bond, 7.5%,  2,406,109
                         TOTAL SOVEREIGN DEBT OBLIGATIONS
                         (Cost $2,684,060)                            3,621,109

                         FLOATING RATE LOAN INTERESTS - 3.1% of Net Assets (k) Energy - 0.1%
                         Oil & Gas Exploration & Production - 0.1%
     452,132             Venoco, Inc., Second Lien Term Loan, 4.375%   403,980
                         Total Energy                                  403,980

                         Materials - 0.6%
                         Diversified Chemicals - 0.2%
     418,000             Ineos US Finance LLC, Facility Term Loan B-   401,280
     418,000             Ineos US Finance LLC, Facility Term Loan C-   401,802
                                                                       803,082
                         Steel - 0.4%
     1,565,721           Niagara Corp., Term Loan, 10.5%, 6/29/14     1,463,950
                         Total Materials                              2,267,032

                         Commercial & Professional Services - 0.0%
                         Diversified Support Services - 0.0%
     119,378             Rental Service Corp., Second Lien Initial T   109,380
                         Total Commercial & Professional Services      109,380

                         Automobiles & Components - 0.1%
                         Auto Parts & Equipment - 0.1%
     355,500             HHI Group Holdings LLC, Term Loan, 10.5%, 3   357,722
                         Total Automobiles & Components                357,722

                         Consumer Services - 0.1%
                         Casinos & Gaming - 0.1%
     2,330,000    (b)    Gateway Casinos & Entertainment, Inc., Adva   422,313
                         Total Consumer Services                       422,313

                         Media - 0.9%
                         Publishing - 0.9%
     3,000,000           Interactive Data Corp, Intial Term Loan, 8.  3,000,000
                         Total Media                                  3,000,000

                         Heathcare Equipment & Services - 0.3%
                         Healthcare Services - 0.3%
     1,152,113           Prime HealthCare Services, Inc., Term B Loa  1,117,549
                         Total Healthcare Equipment & Services        1,117,549

                         Insurance - 0.7%
                         Multi-Line Insurance - 0.7%
     373,797             AmWins Group, Inc., Initial Term Loan  3.04   346,229
     2,250,000           AmWins Group, Inc., Second Lien Initial Ter  1,901,250
                         Total Insurance                              2,247,479

                         Utilities - 0.3%
                         Electric Utilities - 0.3%
     188,575             Texas Competitive Electric Holdings Co., LL   138,636
     1,187,786           Texas Competitive Electric Holdings Co., LL   881,189
                         Total Utilities                              1,019,825
                         TOTAL FLOATING RATE LOAN INTERESTS
                         (Cost $13,319,298)                          10,945,280

                         COMMON STOCKS - 3.0% of Net Assets
                         Energy - 0.1%
                         Oil & Gas Equipment & Services  - 0.1%
     2,272,024    (i)    Skeie Drilling & Production ASA               209,624
                         Total Energy                                  209,624

                         Materials - 1.1%
                         Commodity Chemicals  - 0.3%
     94,257       (i)    Georgia Gulf Corp.                           1,257,388

                         Diversified Chemicals  - 0.6%
     78,679       (i)    Lyondell Basell Indudtries Class A           1,270,666
     67,842       (i)    Lyondell Basell Indudtries Class B           1,095,648
                                                                      2,366,314
                         Diversified Metals & Mining - 0.1%
     3,995               Freeport-McMoRan Copper & Gold, Inc., 6.75%   236,234

                         Steel  - 0.1%
     26,215       (g)(i) Niagara Corp.                                 203,428
                         Total Materials                              4,063,364

                         Capital Goods - 0.1%
                         Building Products  - 0.1%
     894          (g)(j)(Panolam Holdings Co.                          438,060
                         Total Capital Goods                           438,060

                         Transportation - 0.3%
                         Airlines  - 0.3%
     96,819       (i)(o) Delta Airlines, Inc.                         1,137,623
                         Total Transportation                         1,137,623

                         Automobiles & Components - 0.9%
                         Auto Parts & Equipment  - 0.9%
     49,888       (i)    Lear Corp.                                   3,302,586
                         Total Automobiles & Components               3,302,586

                         Media - 0.2%
                         Cable & Satellite  - 0.2%
     17,042       (i)(o) Charter Communications, Inc.                  601,583
                         Total Media                                   601,583

                         Pharmaceuticals & Biotechnology & Life Sciences - 0.3% Pharmaceuticals - 0.3%
     17,818              Teva Pharmaceutical Industries, Ltd. (A.D.R   926,358
                         Total Pharmaceuticals & Biotechnology & Lif   926,358

                         Software & Services - 0.0%
                         Systems Software  - 0.0%
     10,942       (g)(i) Perseus Holding Corp.                            0
                         Total Software & Services                        0

                         TOTAL COMMON STOCKS
                         (Cost $10,174,060)                          10,679,198

                         CONVERTIBLE PREFERRED STOCK - 0.7% of Net Assets Diversified Financials - 0.7%
                         Other Diversified Financial Services - 0.7%
     2,755               Bank of America Corp., 7.25%                 2,501,540
                         TOTAL CONVERTIBLE PREFERRED STOCK
                         (Cost $2,108,446)                            2,501,540

                         PREFERRED STOCK - 0.0% of Net Assets
                         Software & Services - 0.0%
                         Systems Software  - 0.0%
     5,745        (g)(i) Perseus Holding Corp., 14.0% (144A)              0
                         TOTAL PREFERRED STOCK
                         (Cost $0)                                        0
     Shares                                                             Value
                         RIGHTS/WARRANTS - 0.1% of Net Assets
                         Energy - 0.1%
                         Oil & Gas Exploration & Production - 0.1%
     2,500,000    (g)(i) Norse Energy Corp. ASA - CW11, Expires 7/14   222,969
                         TOTAL RIGHTS/WARRANTS
                         (Cost $523,408)                               222,969

                         ESCROW HOLDINGS - 0.0% of Net Assets
                         Energy - 0.0%
                         Oil & Gas Refining & Marketing  - 0.0%
     4,280,000    (g)(i) Verasun Energy Corp.                             0
                         Total Energy                                     0

                         Automobiles & Components - 0.0%
                         Auto Parts & Equipment  - 0.0%
     4,535,000    (g)(i) Lear Corp.                                       0
                         Total Automobiles & Components                   0

                         TOTAL ESCROW HOLDINGS
                         (Cost $0)                                        0

                         TEMPORARY CASH INVESTMENTS - 12.0% of Net Assets
                         Securities Lending Collateral - 12.0%(l)
                         Certificates of Deposit:
     1,240,476           Bank of Nova Scotia, 0.47%, 9/7/10           1,240,476
     1,240,476           Barclays, 0.30%, 7/23/10                     1,240,476
     1,364,524           CBA Financial, 0.56%, 1/3/11                 1,364,524
     1,240,476           Deutschebank, 0.30%, 7/19/10                 1,240,476
     744,286             DnB NOR Bank ASA NY, 0.49%, 8/26/10           744,286
     1,240,478           Rabobank Nederland NY, 0.23%, 7/6/10         1,240,478
     1,240,476           Royal Bank of Canada, 0.26%, 1/21/11         1,240,476
     1,240,476           Svenska NY, 0.265%, 7/19/10                  1,240,476
                                                                      9,551,668
                         Commercial Paper:
     496,190             American Honda Finance, 0.38%, 4/15/11        496,190
     744,285             American Honda Finance, 0.38%, 5/4/11         744,285
     164,110             Caterpillar Financial Services, 0.47%, 8/20   164,110
     991,709             CHARF, 0.46%, 8/23/10                         991,709
     743,709             CLIPPR, 0.45%, 9/1/10                         743,709
     1,121,531           CME, Inc., 1.00%, 8/6/10                     1,121,531
     516,303             FAIRPP, 0.50%, 8/16/10                        516,303
     570,120             FASCO, 0.45%, 9/9/10                          570,120
     619,739             FASCO, 0.46%, 9/2/10                          619,739
     1,240,707           Federal Home Loan Bank, 0.31%,  6/1/11       1,240,707
     620,174             GE, 0.37%, 1/26/11                            620,174
     123,941             GE Capital Corp., 0.33%, 6/6/11               123,941
     135,203             GE Capital Corp., 0.35%, 10/6/10              135,203
     134,276             GE Capital Corp., 0.40%, 10/21/10             134,276
     372,214             GE Capital Corp., 0.64%, 8/20/10              372,214
     138,317             John Deere Capital Corp., 0.32%, 7/16/10      138,317
     1,049,001           JPMorgan Chase & Co., 0.57%, 9/24/10         1,049,001
     496,121             NABPP, 0.28%, 7/19/10                         496,121
     619,962             PARFIN, 0.39%, 8/11/10                        619,962
     1,406,348           Santander, 0.30%, 7/23/10                    1,406,348
     1,240,428           SOCNAM, 0.28%, 7/6/10                        1,240,428
     868,295             SRCPP, 0.26%, 7/7/10                          868,295
     870,362             STRAIT, 0.43%, 8/23/10                        870,362
     598,444             TBLLC, 0.40%, 8/9/10                          598,444
     1,240,476           Toyota Motor Credit Corp., 0.35%, 1/10/11    1,240,476
     1,240,226           VARFUN, 0.29%, 7/26/10                       1,240,226
     744,328             Wachovia, 0.64%, 3/22/11                      744,328
     347,370             Wal Mart Stores, Inc., 0.22%, 7/1/10          347,370
     496,107             WFC, 0.60%, 12/2/10                           496,107
     1,240,476           WSTPAC, 0.39%, 11/5/10                       1,240,476
                                                                     21,190,472
                         Tri-party Repurchase Agreements:
     1,556,301           Barclays, 0.1%, 7/1/10                       1,556,301
     3,101,190           Deutsche Bank, 0.3%, 7/1/10                  3,101,190
     3,721,428           RBS Securities, Inc., 0.5%, 7/1/10           3,721,428
                                                                      8,378,919
     Shares
                         Money Market Mutual Funds:
     1,860,714           Blackrock Liquidity Temp Cash Fund           1,860,714
     1,860,714           Dreyfus Preferred Money Market Fund          1,860,714
                                                                      3,721,428
                         TOTAL SECURITIES LENDING COLLATERAL         42,842,487
                         TOTAL TEMPORARY CASH INVESTMENTS
                         (Cost $42,842,487)                          42,842,487
                         TOTAL INVESTMENTS IN SECURITIES - 151.8%
                         (Cost $525,997,828)(m)(n)                   540,481,737
                         OTHER ASSETS AND LIABILITIES - (9.4)%     (33,497,640)
                         PREFERRED SHARES AT REDEMPTION VALUE,
                         INCLUDING DIVIDENDS PAYABLE - (42.4)%     (151,014,597)
                         NET ASSETS APPLICABLE TO COMMON SHAREOWNERS 355,969,500

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30,
2010,
                         the value of these securities amounted to $169,168,218 or 47.5% of total net assets applicable to common shareowners.


     (a) Floating rate note. The rate shown is the coupon rate at June 30, 2010.

     (b)                 Security is in default and is non-income producing.

     (c)                 The company filed for bankruptcy.

     (d)                 Payment-in Kind (PIK) security which may pay interest
                          in additional principal amount.

     (e) Debt obligation initially issued at one coupon which converts to another coupon at a specific date.
                         The rate shown is the rate at June 30, 2010.

     (f)                 Security is priced as a unit.

     (g)               Security is fair valued using fair value methods (other
                      than prices supplied by independent pricing services).

     (h) Security is a perpetual bond and has no definite maturity date.

     (i)                 Non-income producing.

     (j) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,731,460. The
aggregate value
                         of $2,884,647 represents 0.8% of total net assets
applicable
                         to common shareowners.

     (k) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                     European banks, such as LIBOR (London InterBank Offered
Rate),
                     (ii) the prime rate offered by one or more major United States banks, commercial lenders.  The interest rate shown is the
                         (iii) the certificate of deposit (iv) other base
lending rates used by
                         coupon rate accruing at June 30, 2010.

     (l)                 Securities lending collateral is managed by Credit
Suisse AG,
                         New York Branch.

     (m) At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $527,937,307 was as follows:

                         Aggregate gross unrealized gain for all investments in
which
                            there is an excess of value over tax cos $47,627,032

                         Aggregate gross unrealized loss for all investments in
which
                            there is an excess of tax cost over valu
(35,082,602)
                         Net unrealized gain                         $12,544,430

                         For financial reporting purposes net unrealized gain
was
                         $14,483,909 and cost of investments aggregated
$525,997,828.

     (n)                 Distribution of investments by country of issue, as a
percentage
                         of total holdings, is as follows:
                         United States                                  81.5%
                         Canada                                          3.7
                         Cayman Islands                                  2.0
                         Norway                                          2.0
                         Bermuda                                         1.8
                         United Kingdom                                  1.4
                         Brazil                                          1.4
                         Netherlands                                     1.3
                         Germany                                         0.9
                         Argentina                                       0.7
                         Australia                                       0.6
                         Thailand                                        0.5
                         Mexico                                          0.5
                         Russia                                          0.4
                         Virgin Islands                                  0.3
                         Luxembourg                                      0.3
                         Indonesia                                       0.2
                         Singapore                                       0.2
                         Israel                                          0.2
                         Ireland                                         0.1
                                                                        100.0%
     (o) At June 30, 2010, the following securities were out on loan:

     Principal
     Amount
     USD($)              Description                                 Market
Value
     313,000             Allison Transmission, Inc., 11.0%, 11/1/15   $327,868
     1,181,000           Allison Transmission, Inc., 11.25%, 11/1/15  1,237,098
     1,300,000           Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (14  1,319,500
     1,400,000           BWAY Holding Co., 10.0%, 6/15/18 (144A)      1,459,500
     572,000             Cia Brasileira de Bebida, 10.5%, 12/15/11     644,930
     5,686,000           Cricket Communications, Inc., 9.375%, 11/1/  5,771,290
     876,000             Energy Future Holdings Corp., 10.0%, 1/15/2   871,620
     1,230,000           Graphic Packaging International, Inc., 9.5%  1,251,525
     625,000             Hercules Offshore, Inc., 3.375%, 6/1/38       421,875
     495,000             Hercules Offshore, Inc., 10.5%, 10/15/17 (1   439,313
     2,970,000           Hexion U.S. Finance Corp., 9.75%, 11/15/14   2,806,650
     2,598,750           Ineos Group Holdings Plc, 8.5%, 2/15/16 (14  2,027,025
     151,000             Kansas City Southern de Mexico, 9.375%, 5/1   154,775
     468,000             Manitowoc Co., Inc., 9.5%, 2/15/18            468,000
     45,000              PAETEC Holding Corp., 8.875%, 6/30/17         45,000
     2,133,000           PAETEC Holding Corp., 9.5%, 7/15/15          2,074,343
     170,000             Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A   138,550
     2,170,000           Sally Holdings LLC, 10.5%, 11/15/16          2,321,900
     4,192,000           Tenneco Automotive, Inc., 8.625%, 11/15/14   4,228,680
     3,064,000           Texas Competitive Electric Holdings Co. LLC  2,022,240
     1,163,000           Transocean, Ltd., 1.625%, 12/15/37           1,126,656
     2,000,000           Univision Communications, Inc., 9.75%, 3/15  1,670,000
     3,031,000           Waste Services, Inc., 9.5%, 4/15/14          3,106,775
     3,302,000           Yankee Acquisition Corp., 8.5%, 2/15/15      3,339,148
     330,000             Yankee Acquisition Corp., 9.75%, 2/15/17      335,775
     Shares
     15,900              Charter Communications, Inc.                  561,270
     81,500              Delta Airlines, Inc.                          957,625
                                                                     $41,128,931

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

     EURO                Euro
     NOK                 Norwegian Krone

     Glossary of Terms:
     (A.D.R.)            American Depositary Receipt

                         Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the
                         three broad levels listed below.
                         Highest priority is given to Level 1 inputs and lowest
                             priority is given to Level 3.
                         Level 1 - quoted prices in active markets for identical
                            securities
                         Level 2 - other significant observable inputs
(including
                             quoted prices for similar securities, interest
rates,
                             prepayment speeds, credit risk, etc.)
                         Level 3 - significant unobservable inputs (including
the
                             Trust's own assumptions in determining fair value
of
                             investments)

                         The following is a summary of the inputs used as of
June
                         30, 2010, in valuing the Trust's assets:
                                  Level 1      Level 2     Level 3     Total
Asset backed securities             $0      $9,114,805       $0      $9,114,805
Collateralized mortgage b            0       5,306,623        0       5,306,623
Corporate bonds & notes (environ     0           0        133,492       133,492
Corporate bonds & notes (systems     0           0      2,659,001     2,659,001
Corporate bonds & notes (other)      0     402,076,611        0     402,076,611
Convertible bonds & notes            0      26,941,485        0      26,941,485
Municipal bonds                      0      20,990,550        0      20,990,550
Municipal collaterized debt          0       2,446,587        0       2,446,587
Sovereign debt obligation            0       3,621,109        0       3,621,109
Floating rate loans                  0      10,945,280        0      10,945,280
Common stock (steel)                 0           0        203,428       203,428
Common stock (building products)     0           0        438,060       438,060
Common stock (other industries) 10,037,710       0            0      10,037,710
Convertible preferred stocks         0       2,501,540        0       2,501,540
Preferred stock                      0           0            0          0
Rights/Warrants                    222,969       0            0         222,969
Escrow holdings                      0           0            0          0
Temporary Cash Investments           0      39,121,059        0      39,121,059
Money market mutual funds        3,721,428       0            0       3,721,428
Total                         $13,982,107 $523,065,649  $3,433,981  $540,481,737

Other Financial Instruments         $0      ($53,523)       $0       ($53,523)
*Other financial instruments include foreign exchange contracts.

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):


                     Balance   Change in unreal. Net purch Transfer  Balance as
                    of 3/31/10     app (dep)     (sales)  in/out of  of 6/30/10
							      Level 3
Corporate bonds (environ)    $0     $5,992        $0     $127,500    $133,492
Corporate bonds(system)2,585,250   (24,584)    98,335        0      2,659,001
Muncipial bonds (Michigan)     0        0          0         0           0
Floating rate loan     1,546,097   (86,242)     5,346  (1,465,201)       0
Common stock (steel)    203,428      0             0         0        203,428
Common stock (building) 438,060      0             0         0        438,060
Preferred stock              0      0              0         0           0
Escrow holdings              0      0              0         0           0
Ending balance      $4,772,835  ($104,834)   $103,681 ($1,337,701)  $3,433,981

*  Transfers are calculated beginning of period.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.